General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
General and Administrative Expenses
Occupancy expenses	SFr 246	SFr 243	SFr 242	SFr 489	SFr 490
IT, machinery, etc.	259	281	278	540	575
Provisions and losses	80	145	91	225	169
Travel and entertainment	80	83	81	163	171
Professional services	592	599	739	1,191	1,543
Amortization and impairment of other intangible assets	2	3	2	5	4
Other	321	294	327	615	656
General and administrative expenses	1,580	SFr 1,648	1,760	3,228	3,608
Bank
General and Administrative Expenses
Occupancy expenses				487	487
IT, machinery, etc.				534	570
Provisions and losses				225	169
Travel and entertainment				157	165
Professional services				1,175	1,528
Amortization and impairment of other intangible assets				5	4
Other				709	760
General and administrative expenses	SFr 1,619		SFr 1,791	SFr 3,292	SFr 3,683